Note 12 - Long-term Debt (Details) - Principal Repayments on Long-term Debt $ in Thousands	Dec. 31, 2015 USD ($)
Principal Repayments on Long-term Debt [Abstract]
2016	$ 3,200
2017	2,009
2018	388
2019	181
2020 and thereafter	$ 255,169